Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's statutory income tax rate to the Company's effective income tax rate is as follows:

	Years Ended December 31,
	2022	2021
Federal statutory rate	21.0%	21.0%
Effect of:
State taxes, net of federal tax benefit	7.2%	(6.3%)
Change in valuation allowance	(29.6%)	22.9%
Warrant remeasurement	3.6%	(35.3%)
Transaction costs	—%	(5.2%)
Nondeductible officer compensation	—%	20.9%
Stock compensation	(2.3%)	(17.3%)
Other, net	0.3%	1.8%
Effective tax rate	0.2%	2.5%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Accruals and reserves	$639	$1,950
Federal, state and local net operating loss carryforwards	32,594	28,780
Section 163(j) interest carryforward	4,730	—
Lease liabilities	209	—
Stock compensation	1,172	776
Total deferred tax asset before valuation allowance	39,344	31,506
Valuation allowance	(30,561)	(19,325)
Deferred tax asset - net of valuation allowance	8,783	12,181
Deferred tax (liabilities):
Right-of-use assets	(195)	—
Depreciation & amortization	(8,588)	(12,181)
Total deferred tax (liabilities)	(8,783)	(12,181)
Net deferred tax asset (liability)	$—	$—